Information by segment and main country - Information on income statements (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Information by segment and main country [Line Items]
Revenue		€ 19,535		€ 19,482		€ 18,121
Sales including intercompany		19,535		19,482		18,121
Depreciation and amortisation expense		1,520	[1]	1,402	[2]	1,089	[2]
Adjusted EBITA	[3]	2,570		2,563		2,366
Diagnosis & Treatment [Member]
Information by segment and main country [Line Items]
Revenue		8,175	[4]	8,485		7,726
Sales including intercompany		8,289	[4]	8,576		7,806
Depreciation and amortisation expense		536	[4]	564		349
Adjusted EBITA	[3]	816	[4]	1,078		872
Connected Care [Member]
Information by segment and main country [Line Items]
Revenue		5,564		4,674		4,341
Sales including intercompany		5,640		4,705		4,358
Depreciation and amortisation expense		415		327		326
Adjusted EBITA	[3]	1,195		618		662
Personal Health [Member]
Information by segment and main country [Line Items]
Revenue		5,407		5,854		5,524
Sales including intercompany		5,424		5,864		5,538
Depreciation and amortisation expense		187		186		171
Adjusted EBITA	[3]	704		943		860
Other [Member]
Information by segment and main country [Line Items]
Revenue		389		469		530
Sales including intercompany		463		542		612
Depreciation and amortisation expense		382		326		244
Adjusted EBITA	[3]	(145)		(76)		(28)
Intersector Eliminations [member]
Information by segment and main country [Line Items]
Sales including intercompany		€ (281)		€ (204)		€ (193)

[1]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[2]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[3]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[4]	In 2019 Philips’ Emerging Businesses were moved out of segment Other into segment Diagnosis & Treatment to enable these businesses with better access to downstream capabilities. While these businesses remain in (semi-)incubator phase, in 2020 they received a corporate funding out of segment Other of EUR 38 million (2019: EUR 54 million) to support them during their emerging idea-to-market business phase.